GENERAL BUSINESS DESCRIPTION (Details)	12 Months Ended
Dec. 31, 2017 subsidiary business
Disclosure of subsidiaries [line items]
Number of owned subsidiaries | subsidiary	18
Proportion of ownership interest in subsidiary	100.00%
India
Disclosure of subsidiaries [line items]
Number of owned subsidiaries | business	2